UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        02/03/2005


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           70

Form 13F Information Table Value Total: $         200,495



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      933    20000 SH       SOLE                    20000
AGNICO-EAGLE MINES             COM              008474108      143    10400 SH       SOLE                                      10400
ALCOA INC.                     COM              013817101     3089    98300 SH       SOLE                    98300
ANHEUSER BUSCH COS INC         COM              035229103     1167    23000 SH       SOLE                    23000
APPLIED MATLS INC              COM              038222105     8677   507400 SH       SOLE                   493000             14400
APPLIED MICRO CIRCUITS         COM              03822w109      147    34800 SH       SOLE                                      34800
Amkor Technology Inc           COM              031652100       87    13000 SH       SOLE                                      13000
BANK NEW YORK INC              COM              064057102     2085    62400 SH       SOLE                    62400
BAXTER INTL.                   COM              071813109     6770   196000 SH       SOLE                   196000
BEA SYSTEMS INC                COM              073325102     6604   745400 SH       SOLE                   716200             29200
BIOGEN IDEC INC.               COM              09062X103     6568    98600 SH       SOLE                    98600
CAMPBELL SOUP CO               COM              134429109     2352    78700 SH       SOLE                    78700
CELESTICA                      COM              15101Q108      145    10300 SH       SOLE                                      10300
CHIRON CORP                    COM              170040109      853    25600 SH       SOLE                    25600
CISCO SYSTEMS                  COM              17275R102     7498   388100 SH       SOLE                   388100
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     7043   210300 SH       SOLE                   206800              3500
DELL COMPUTER CORP.            COM              24702R101     5171   122700 SH       SOLE                   122700
DIRECTV GROUP, INC. (THE)      COM              25459L106     1055    63000 SH       SOLE                    63000
E*TRADE GROUP INC              COM              269246104     1011    67600 SH       SOLE                    67600
ELI LILLY & CO COM             COM              532457108     1986    35000 SH       SOLE                    35000
EMC CORP                       COM              268648102     9560   642900 SH       SOLE                   625100             17800
Echostar Communications-A      COM              278762109     1729    52000 SH       SOLE                    52000
FOREST LABORATORIES INC        COM              345838106     1705    38000 SH       SOLE                    38000
GENERAL ELECTRIC CORP.         COM              369604103     4358   119400 SH       SOLE                   119400
GILLETTE CO                    COM              375766102     1791    40000 SH       SOLE                    40000
GOODYEAR TIRE & RUBR COM       COM              382550101      147    10000 SH       SOLE                                      10000
HEINZ H J CO COM               COM              423074103      585    15000 SH       SOLE                    15000
HEWLETT PACKARD                COM              428236103     4345   207200 SH       SOLE                   200200              7000
HOME DEPOT INC COM             COM              437076102     1710    40000 SH       SOLE                    40000
INTEL CORP.                    COM              458140100     7913   338300 SH       SOLE                   324100             14200
Infineon Technolgies AG ADR    COM              45662n103      116    10600 SH       SOLE                                      10600
JOHNSON & JOHNSON              COM              478160104      634    10000 SH       SOLE                    10000
KINROSS GOLD CORP.             COM              496902404      174    24700 SH       SOLE                                      24700
LOWES COS INC COM              COM              548661107      576    10000 SH       SOLE                    10000
LUCENT TECHNOLOGIES INC        COM              549463107     5547  1475200 SH       SOLE                  1398400             76800
MARSH & McLENNAN COS           COM              571748102     1711    52000 SH       SOLE                    50000              2000
MBNA CORP                      COM              55262L100     1832    65000 SH       SOLE                    65000
MCKESSON HBOC Inc              COM              58155Q103     8302   263900 SH       SOLE                   261400              2500
MEDIMMUNE INCC                 COM              584699102     2822   104100 SH       SOLE                   104100
MELLON BANK                    COM              58551A108     2227    71600 SH       SOLE                    71600
MICRON TECHNOLOGY              COM              595112103     8599   696300 SH       SOLE                   674600             21700
MICROSOFT CORP COM             COM              594918104     6260   234300 SH       SOLE                   234300
MORGAN STANLEY DEAN WITTER DIS COM              617446448     1893    34100 SH       SOLE                    34100
MOTOROLA INC COM               COM              620076109      860    50000 SH       SOLE                    50000
NEWMONT MINING CORP            COM              651639106     4823   108600 SH       SOLE                   106100              2500
North Amer Palladium Ltd       COM              656912102      106    13000 SH       SOLE                                      13000
Northgate Exploration Ltd      COM              666416102      283   166200 SH       SOLE                                     166200
PAYCHEX, INC.                  COM              704326107     1711    50200 SH       SOLE                    50200
PFIZER INC                     COM              717081103     1506    56000 SH       SOLE                    55000              1000
PROCTER & GAMBLE CO            COM              742718109     1652    30000 SH       SOLE                    30000
RF MICRO DEVICES INC.          COM              749941100     4772   697700 SH       SOLE                   662800             34900
RITE AID CORP.                 COM              767754104      178    48600 SH       SOLE                                      48600
SANMINA CORP-SCI CORP          COM              800907107     4194   495115 SH       SOLE                   471915             23200
SARA LEE CORP                  COM              803111103     1989    82400 SH       SOLE                    80400              2000
SCHWAB CHARLES CP NEW          COM              808513105     3931   328700 SH       SOLE                   328700
STATE STREET BOSTON CORP       COM              857477103     2048    41700 SH       SOLE                    41700
STILLWATER MINING CO           COM              86074q102      138    12300 SH       SOLE                                      12300
SUN MICROSYSTEMS               COM              866810104      120    22200 SH       SOLE                                      22200
TEXAS INSTRUMENTS              COM              882508104     6217   252500 SH       SOLE                   247500              5000
TIME WARNER INC.               COM              887317105     2844   146200 SH       SOLE                   140000              6200
TJX COMPANIES INC              COM              872540109     1382    55000 SH       SOLE                    55000
Taiwan Semiconductor Mfg Co AD COM              874039100      110    12900 SH       SOLE                                      12900
UNIVISION COMMUNICATIONS-A     COM              914906102     1171    40000 SH       SOLE                    40000
WAL MART STORES INC            COM              931142103     2076    39300 SH       SOLE                    39300
WALGREEN INC.                  COM              931422109     2087    54400 SH       SOLE                    54400
WEBMD CORP                     COM              94769M105     5010   614000 SH       SOLE                   584200             29800
WYETH                          COM              983024100     6687   157000 SH       SOLE                   157000
YAHOO! INC                     COM              984332106     6504   172600 SH       SOLE                   172600
sonus networks inc             COM              835916107       58    10200 SH       SOLE                                      10200
Harmony Gold Mining Co Ltd                      413216300      121    13000 SH       SOLE                                      13000